COMMON STOCK	3 Months Ended
Aug. 31, 2019
Stockholders' Equity Note [Abstract]
COMMON STOCK

NOTE 5 – COMMON STOCK

In November 2017, the Company issued a total of 14,400,000 restricted shares of common stocks to six marketers at price of $0.00923 per share as payment for market promotion service fees. Total value of the services, valued at the fair market value on the issuance date, was $132,912.